Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants

3.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2022 to June 30, 2023:

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	(5,615)
Balance as of June 30, 2023	$255,954

As of June 30, 2023, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a deferred contract acquisition asset and to a warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of June 30, 2023.

On December 16, 2016, the Company issued an investor warrant to purchase $50 thousand worth of shares of our Class A Common Stock. The warrants have no vesting period and expires on December 16, 2026. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on June 30, 2020, therefore, defining the determination date. The number of shares to be purchased is settled as 6,418 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of June 30, 2023, the warrant liability is recorded at $6 thousand which is a $6 thousand decrease, recorded to change in fair value of warrant liability, from the balance of $12 thousand as of December 31, 2022.

Fair Value of Warrants	$1.28 — $2.57
Exercise price	$0.61 — $0.96
Risk free interest rate	4.09% — 4.49%
Expected dividend yield	—%
Expected volatility	85.88% — 92.90%
Expected term	3 years

Equity Classified Warrants

		As of June 30,	As of December 31,
Warrant Issuance Date	Strike Price	2023	2022
November 9, 2016	$3.12	80,128	80,128
January 23, 2020	$8.00	186,442	186,442
January 23, 2020	$8.00	524,599	524,599
August – December 2021	$20.00	—	268,743
January – February 2022	$20.00	—	15,171
September 14, 2022	$2.30	390,000	390,000
April 18, 2023	$3.30	1,573,330	—
June 5, 2023	$2.30	1,279,700	—
Total warrants outstanding		4,034,199	1,465,083

The Company has issued a customer a warrant to purchase 80,128 shares of Class A Common Stock with an exercise price of $3.12 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026.

In January 2020, the Company issued REach®, a related party, a warrant to purchase 186,442 shares of the Company’s Class A Common Stock at an exercise of $8.00 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with a value of $125 thousand. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

In January 2020, the Company issued SCV, a related party, a warrant to purchase 932,111 shares of the Company’s Class A Common Stock at a strike price of $8.00 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well as providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

On December 21, 2021, SCV executed a Notice of Exercise for certain of its warrants to purchase 407,512 shares of Class A Common Stock at an exercise price of $8.00 per share for a total purchase price of $3.26 million. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3.26 million to the Company for the warrant exercise.

The warrants to purchase the remaining 524,599 shares of the Company’s Class A Common Stock remain outstanding as of June 30, 2023.

The Company issued 271,593 warrants from August 2021 to December 2021 and 15,421 warrants from January 2022 to February 2022 related to the Regulation CF, D, and S common stock and warrant offering. These warrants became exercisable on January 26, 2022 when the Company received SEC qualification of its offering statement on Form 1-A. These warrants expire as of the earlier of: (a) January 26, 2023, (b) the acquisition of the Company by another entity, or (c) immediately prior to the closing of a firm commitment underwritten public offering. On August 25, 2022, we refunded $5,000 in Regulation CF Units to two investors resulting in the cancellation of 250 warrants.

During the quarter ended June 30, 2022, investors exercised 2,850 warrants at an exercise price of $20.00 per share, resulting in total cash proceeds of $57 thousand to the Company for the warrant exercises.

The warrants to purchase the remaining 283,914 shares of the Company’s Class A Common Stock expired on January 26, 2023 and are no longer outstanding as of June 30, 2023.

On September 11, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with Armistice Capital Master Fund Ltd. Pursuant to the terms of the SPA, the Company agreed, at the closing of the SPA, to sell and issue to the Armistice Capital Master Fund Ltd. in a private placement 195,000 shares of Class A Common Stock of the Company and warrants to purchase 390,000 shares of Class A Common Stock of the Company at an exercise price of $8.85 for a total purchase price of $1,511,250. The Company incurred offering costs of $90,675 from this transaction that were recorded as a reduction of the gross proceeds. The 390,000 warrants may be exercised at any time by the Selling Stockholder starting on the issuance date, September 14, 2022, until the five year and six-month anniversary thereafter.

The warrants also allow for a “cashless exercise” if, at any time after the six (6) month anniversary of the issue date of the warrants there is no effective registration statement registering the resale of the Class A Common Stock issuable pursuant to the warrants. In such a case, then warrants may also be exercised, in whole or in part, by means of a cashless exercise in which the Selling Stockholder will be entitled to receive a number of shares of Class A Common Stock as described in the warrants. Trust Stamp filed the registration statement on September 30, 2022 and received the notice of effectiveness on January 26, 2023.

On June 5, 2023, the Company entered into an Amendment to Existing Warrants agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Amendment to Existing Warrants, the exercise price for the warrants to purchase 390,000 shares of Class A Common Stock of the Company is reduced to $2.30 for a total purchase price of $897,000. In addition, the expiration date for the 390,000 warrants is amended allowing the exercise of the warrant at any time by the Selling Stockholder starting on the closing of the offering, June 5, 2023, until the five year anniversary thereafter.

The warrants to purchase 390,000 shares of the Company’s Class A Common Stock remain outstanding as of June 30, 2023.

On April 14, 2023, the Company entered into a securities purchase agreement (“SPA”) with Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 563,380 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $3.30 per share, and pre-funded warrants to purchase up to 1,009,950 shares of Class A Common Stock, at a price of $3.299 per prefunded warrant, at an exercise price of $0.001 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 1,573,330 shares of Class A Common Stock, at an exercise price of $3.30 per share. On April 18, 2023, the Company sold 563,380 shares of Class A Common Stock to the institutional investor at a price of $3.30 per share for total proceeds $1,859,154. Additionally, on same date, the institutional investor purchased and exercised the 1,009,950 pre-funded warrants, for total proceeds to the Company of $3,332,835, resulting in an aggregate issuance by the Company of 1,573,330 shares of Class A Common Stock for net proceeds of $4,778,550 from the registered direct offering after deducting placement fee and legal expense of $363,439 and $50,000, respectively.

The common stock purchase warrants to purchase 1,573,330 shares of the Company’s Class A Common Stock remain outstanding as of June 30, 2023.

On June 1, 2023, the Company entered into a securities purchase agreement (“SPA”) with an Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 736,400 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $2.30 per share, and pre-funded warrants to purchase up to 543,300 shares of Class A Common Stock, at a price of $2.299 per prefunded warrant, at an exercise price of $0.001 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to

1,279,700 shares of Class A Common Stock, at an exercise price of $2.30 per share. On June 5, 2023, the Company sold 736,400 shares of Class A Common Stock to the institutional investor at a price of $2.30 per share for total proceeds of $1,693,720. Additionally, on same date, the institutional investor purchased the 543,300 pre-funded warrants at a price of $2.299 per prefunded warrant, for total proceeds to the Company of $1,249,047, resulting in an issuance by the Company of 736,400 shares of Class A Common Stock for net proceeds of $2,686,773 from the registered direct offering after deducting placement fee and legal expense of $205,994 and $50,000, respectively.

On June 12, 2023, the institutional investor exercised 322,300 pre-funded warrants at a price of $0.001 per prefunded warrant, resulting in an issuance by the Company of 322,300 shares of Class A Common Stock for total proceeds of $322. Additionally, on June 23, 2023, the institutional investor exercised 221,000 pre-funded warrants at a price of $0.001 per prefunded warrant, resulting in an issuance by the Company of 221,000 shares of Class A Common Stock for total proceeds of $221.

The common stock purchase warrants to purchase 1,279,700 shares of the Company’s Class A Common Stock remain outstanding as of June 30, 2023.

4.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability-classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2021 to December 31, 2022:

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569

As of December 31, 2022, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a deferred contract acquisition asset and to a warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of December 31, 2022.

On December 16, 2016, the Company issued an investor warrant to purchase $50 thousand worth of shares of our Class A Shares of Common Stock. The warrants have no vesting period and expires on December 16, 2026. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on June 30, 2020, therefore, defining the determination date. The number of shares to be purchased is settled as 6,418 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of December 31, 2022, the warrant liability is recorded at $12 thousand which is an $113 thousand decrease, recorded to change in fair value of warrant liability, from the balance of $125 thousand as of December 31, 2021.

The following assumptions were used to calculate the fair value of warrants liabilities during the year ended December 31, 2022:

Fair Value of Warrants	$1.80 – 13.10
Exercise price	$1.00 – 1.05
Risk free interest rate	2.09 - 4.05%
Expected dividend yield	—%
Expected volatility	53.22 - 104.50%
Expected term	1-3	years

Equity Classified Warrants

	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.8320	—	80,128
November 9, 2016	$3.1200	80,128	80,128
January 23, 2020	$8.0000	186,442	186,442
January 23, 2020	$8.0000	524,599	932,111
August – December 2021	$20.0000	268,743	271,593
January – February 2022	$20.0000	15,171	—
September 14, 2022	$8.8500	390,000	—
Total warrants outstanding		1,465,083	1,550,402

On September 30, 2016, the Company issued REach®, a related party, a warrant to purchase 80,128 shares of Class A Shares of Common Stock with an exercise price of $0.8320 per share. There is no vesting period, and the warrant expires on September 30, 2026. The fair value of the warrant was estimated on the date of grant using the Black-Scholes-Merton model.

On December 21, 2021, REach® executed a Notice of Exercise for its warrants to purchase 80,128 shares of Class A Common Stock at an exercise price of $0.8320 per share. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $67 thousand to the Company for the warrant exercise.

The Company has issued a customer a warrant to purchase 80,128 shares of Class A Shares of Common Stock with an exercise price of $3.1200 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrant. The fair value of the warrant issued in connection with the customer contract was determined to be $2.30 per share and had a fair value of $183 thousand which was recorded as a deferred contract acquisition asset and to additional paid-in capital during the year ended December 31, 2016 and which was amortized as a revenue discount in the periods prior to those presented. The fair value of the warrant issued is recorded as a revenue discount as it is considered a sales incentive.

These warrants remain outstanding as of December 31, 2022.

In January 2020, the Company issued REach Ventures 2017 LP, a related party, a warrant to purchase 186,442 shares of the Company’s Class A Shares of Common Stock at an exercise of $8.0000 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with a value of $125 thousand. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

These warrants remain outstanding as of December 31, 2022.

In January 2020, the Company issued SCV, a related party, a warrant to purchase 932,111 shares of the Company’s Class A Common Stock at a strike price of $8.0000 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well as providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

On December 21, 2021, SCV executed a Notice of Exercise for certain of its warrants to purchase 407,512 shares of Class A Common Stock at an exercise price of $8.0000 per share for a total purchase price of $3.26 million. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3.26 million to the Company for the warrant exercise.

The warrants to purchase the remaining 524,599 shares of the Company’s Class A Shares of Common Stock remain outstanding as of December 31, 2022.

The Company issued 271,593 warrants from August 2021 to December 2021 and 15,421 warrants from January 2022 to February 2022 related to the Regulation CF, D, and S common stock and warrant offering. These warrants became exercisable on January 26, 2022 when the Company received SEC qualification of its offering statement on Form 1-A. These warrants expire as of the earlier of: (a) January 26, 2023, (b) the acquisition of the Company by another entity, or (c) immediately prior to the closing of a firm commitment underwritten public offering. On August 25, 2022, we refunded $5,000 in Regulation CF Units to two investors resulting in the cancellation of 250 warrants.

During the year ended December 31, 2022, investors exercised 2,850 warrants at an exercise price of $20.00 per share, resulting in total cash proceeds of $57 thousand to the Company for the warrant exercises. The warrants to purchase the remaining 283,914 shares of the Company’s Class A Shares of Common Stock remain outstanding as of December 31, 2022.

On September 11, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with Armistice Capital Master Fund Ltd. Pursuant to the terms of the SPA, the Company agreed, at the closing of the SPA, to sell and issue to the Armistice Capital Master Fund Ltd. in a private placement 195,000 shares of Class A Common Stock of the Company and warrants to purchase 390,000 shares of Class A Common Stock of the Company for a total purchase price of $1,511,250. The Company incurred offering costs of $90,675 from this transaction that were recorded as a reduction of the gross proceeds.

The warrants also allow for a “cashless exercise” if, at any time after the six (6) month anniversary of the issue date of the warrants there is no effective registration statement registering the resale of the Class A Common Stock issuable pursuant to the warrants. In such a case, then warrants may also be exercised, in whole or in part, by means of a cashless exercise in which the Selling Stockholder will be entitled to receive a number of shares of Class A Common Stock as described in the warrants. Trust Stamp filed the registration statement on September 30, 2022 and received the notice of effectiveness on January 26, 2023.

The 390,000 warrants have an exercise price of $8.85 and may be exercised at any time by the Selling Stockholder starting on the issuance date, September 14, 2022, until the five year and six-month anniversary thereafter.

These warrants remain outstanding as of December 31, 2022.